Other interim disclosures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Additions to property, plant and equipment	$ 353	$ 283	$ 563	$ 506
Additions to right-of-use assets	89	69	145	97
Additions to intangible assets and goodwill	$ 1,862	$ 512	$ 3,041	$ 1,175